Reverse Recapitalization (Details) - USD ($)				3 Months Ended		12 Months Ended
		Feb. 28, 2025	Feb. 11, 2025	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2024 [1]
Reverse Recapitalization [Line Items]
Share converted (in Shares)				501,140
Common stock exchange ratio				The shares and net loss per share, prior to the Merger, have been retroactively restated to reflect the common stock exchange ratio of 2,159.47-for-1, as established in the Merger.
Reclassified to additional paid-in capital
Aggregate purchase price of private placement				$ 6,161,505
Number of shares (in Shares)				8,401,481			3,249,999
Total cash commission				10.00%
Non-allocable expense allowance				2.00%
Percentage of common stock equal to warrant				10.00%
Common stock, share issued (in Shares)				8,401,481			3,249,999
Equity issuance costs				$ 1,266,485
Conversion price (in Dollars per share)				$ 3.3
Warrants to purchase shares (in Shares)				132,570
Common stock at an exercise price (in Dollars per share)				$ 3.3
Common stock at an exercise price (in Dollars per share)				$ 4.4
Debt issuance costs				$ 197,570
Derivative liabilities				551,269
Reacquisition price				1,681,165
Fair value of warrants				6,312	133
Gain on extinguishment				326,345
Private Adaptin’s exchange notes [Member]
Reverse Recapitalization [Line Items]
Principal amount				$ 1,500,000
Exchange Notes [Member]
Reverse Recapitalization [Line Items]
Secured promissory notes issued						10.00%
2024 Convertible Debt [Member]
Reverse Recapitalization [Line Items]
Secured promissory notes issued				10.00%
Conversion of Exchange Notes and 2024 Notes [Member]
Reverse Recapitalization [Line Items]
Debt amount				$ 2,007,510
Principal amount				1,500,000
Accrued interest				153,811
Unite Acquisition 1 Corp. [Member]
Reverse Recapitalization [Line Items]
Share converted (in Shares)			3,249,999
Share cancel and retire (in Shares)			1,750,000
Lucius Partners LLC [Member]
Reverse Recapitalization [Line Items]
Common stock retained (in Shares)			3,250,000
Private Placement [Member]
Reverse Recapitalization [Line Items]
Private placement offering (in Shares)			1,080,814
Aggregate purchase price of private placement			$ 4,755,582
Per share price (in Dollars per share)			$ 4.4
Offering Shares [Member]
Reverse Recapitalization [Line Items]
Number of shares (in Shares)			1
A Warrant [Member]
Reverse Recapitalization [Line Items]
Number of warrant (in Shares)			1
Exercise price (in Dollars per share)			$ 4.4
Warrant term			1 year
Warrants [Member]
Reverse Recapitalization [Line Items]
Number of warrant (in Shares)			0.5
Exercise price (in Dollars per share)			$ 6.6
Warrant term			5 years
Warrants [Member] | Maximum [Member]
Reverse Recapitalization [Line Items]
Fair value of warrants				1,433,259
Warrants [Member] | Minimum [Member]
Reverse Recapitalization [Line Items]
Fair value of warrants				$ 247,906
Maximum Offering [Member]
Reverse Recapitalization [Line Items]
Private placement offering (in Shares)				319,528
Net proceeds		$ 8,500,000
Gross proceeds				$ 1,405,923
Placement Agent Warrants [Member]
Reverse Recapitalization [Line Items]
Exercise price (in Dollars per share)				$ 4.4
Warrant Shares [Member]
Reverse Recapitalization [Line Items]
Share converted (in Shares)				2,100,513
Additional Paid-in Capital [Member]
Reverse Recapitalization [Line Items]
Reclassified to additional paid-in capital				$ (279,746)
Common Stock [Member]
Reverse Recapitalization [Line Items]
Share converted (in Shares)				350,086
Reclassified to additional paid-in capital	[2]
Gross proceeds				$ 6,161,505
Common stock, share issued (in Shares)				1,400,342
Equity issuance costs				$ 1,460,361
Net proceeds				$ 4,701,144

[1]	The number of shares and per share value of the Company’s common stock have been retroactively recast to reflect the exchange ratio pursuant to the Merger.
[2]	The number of shares and per share value of the Company’s common stock have been retroactively recast to reflect the exchange ratio pursuant to the Merger.